Financial risk management (Schedule of Lease liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	$ 4,774
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	3,767
2-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	536
4-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	471
Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Trade and Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	3,767
Trade and Other Payables [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	3,767
Trade and Other Payables [Member] | 2-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Trade and Other Payables [Member] | 4-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Trade and Other Payables [Member] | Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Other Long-Term Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	1,007
Other Long-Term Liabilities [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Other Long-Term Liabilities [Member] | Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments
Other Long-Term Liabilities [Member] | 2-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	536
Other Long-Term Liabilities [Member] | 4-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum lease payments	$ 471